Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Jun. 30, 2020
Statement of Financial Position [Abstract]
Common stock, par or stated value per share	$ 0.002	$ 0.002
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	29,624,814	25,913,631
Common stock, shares outstanding	29,624,814	25,913,631